Derivative instruments - Impact of Derivative Instruments on the Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Asset derivatives fair value
Total derivatives fair value	$ 10,531	$ 11,151
Effect of master netting agreements	(8,256)	(8,206)
Fair value after effect of master netting agreements	2,275	2,945
Liability derivatives fair value
Total derivatives fair value	10,946	11,277
Effect of master netting agreements	(7,090)	(8,243)
Fair value after effect of master netting agreements	$ 3,856	$ 3,034
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities (including allowance for credit losses on lending-related commitments of $87 and $78, also includes $195 and $221, at fair value)	Other liabilities (including allowance for credit losses on lending-related commitments of $87 and $78, also includes $195 and $221, at fair value)
Derivative asset, collateral, obligation to return cash, offset	$ 2,353	$ 1,786
Derivative liability, collateral, right to reclaim cash, offset	1,187	1,823
Interest rate contracts
Asset derivatives fair value
Effect of master netting agreements	(751)	(986)
Liability derivatives fair value
Effect of master netting agreements	(635)	(798)
Foreign exchange contracts
Asset derivatives fair value
Effect of master netting agreements	(7,498)	(7,215)
Liability derivatives fair value
Effect of master netting agreements	(6,341)	(7,444)
Equity contracts
Asset derivatives fair value
Effect of master netting agreements	(7)	(5)
Liability derivatives fair value
Effect of master netting agreements	(114)	(1)
Designated as hedging
Asset derivatives fair value
Total derivatives fair value	236	319
Liability derivatives fair value
Total derivatives fair value	173	220
Designated as hedging | Interest rate contracts
Notional value
Notional amount of hedge	52,808	56,142
Asset derivatives fair value
Total derivatives fair value	214	205
Liability derivatives fair value
Total derivatives fair value	0	0
Designated as hedging | Foreign exchange contracts
Notional value
Notional amount of hedge	11,099	10,096
Asset derivatives fair value
Total derivatives fair value	22	114
Liability derivatives fair value
Total derivatives fair value	173	220
Not designated as hedging
Asset derivatives fair value
Total derivatives fair value	10,295	10,832
Liability derivatives fair value
Total derivatives fair value	10,773	11,057
Not designated as hedging | Interest rate contracts
Notional value
Notional amount of hedge	155,535	190,917
Asset derivatives fair value
Total derivatives fair value	1,060	1,297
Liability derivatives fair value
Total derivatives fair value	1,347	1,584
Not designated as hedging | Foreign exchange contracts
Notional value
Notional amount of hedge	944,241	880,948
Asset derivatives fair value
Total derivatives fair value	9,227	9,433
Liability derivatives fair value
Total derivatives fair value	9,282	9,456
Not designated as hedging | Equity contracts
Notional value
Notional amount of hedge	3,886	2,993
Asset derivatives fair value
Total derivatives fair value	8	102
Liability derivatives fair value
Total derivatives fair value	138	13
Not designated as hedging | Credit contracts
Notional value
Notional amount of hedge	220	200
Asset derivatives fair value
Total derivatives fair value	0	0
Liability derivatives fair value
Total derivatives fair value	$ 6	$ 4